LEASES - Additional information (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
LEASES
Operating lease income	¥ 6,002.5	¥ 1,523.0	¥ 635.6